[Janus Letterhead]

June 25, 2021

EDGAR Operations Branch

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549-0505

Re:	Janus Detroit Street Trust (the “Registrant”)

        1933 Act File No. 333-207814

        1940 Act File No. 811-23112

Dear Sir or Madam:

Pursuant to Rule 497(j) of Regulation C under the Securities Act of 1933, as amended (the “1933 Act”), the certification of the Registrant that there are no changes to the Statement of Additional Information (“SAI”) for Janus Henderson U.S. Real Estate ETF from the form of SAI that was filed in Post- Effective Amendment No. 42 on June 21, 2021, pursuant to Rule 485(b) of the 1933 Act, is hereby electronically submitted.

Please call me at (303) 336-7823 with any questions or comments.

Respectfully,

/s/ Byron D. Hittle

Byron D. Hittle
Vice President, Secretary and
Chief Legal Officer

Enclosures (via EDGAR only)

cc: Eric Purple, Esq.

CERTIFICATION

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), the undersigned hereby certifies as follows:

1.	This filing is made on behalf of Janus Detroit Street Trust (the “Registrant”). The Registrant’s 1933 Act No. is 333-207814 and the Registrant’s 1940 Act No. is 811-23112.

2.

There are no changes to the Statement of Additional Information from the form of Statement of Additional Information that was filed in PEA No. 42 on June 21, 2021, pursuant to Rule 485(b) of the 1933 Act for Janus Henderson U.S. Real Estate ETF.

3.	The text of PEA No. 42 has been filed electronically.

DATED: June 25, 2021

Janus Detroit Street Trust

on behalf of its series

Respectfully,

/s/ Byron D. Hittle

Byron D. Hittle
Vice President, Secretary and
Chief Legal Officer